Penn Series Funds, Inc.
Schedule of Investments — September 30, 2021 (Unaudited)
Moderately Aggressive Allocation Fund
	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 57.8%
Penn Series Flexibly Managed Fund*	166,606	$14,356,399
Penn Series Index 500 Fund*	755,469	28,224,324
Penn Series Large Cap Growth Fund*	201,736	6,988,135
Penn Series Large Cap Value Fund*	485,082	19,121,925
Penn Series Large Core Value Fund*	716,955	19,063,829
Penn Series Large Growth Stock Fund*	29,143	2,322,730
Penn Series Mid Cap Growth Fund*	109,050	4,758,965
Penn Series Mid Cap Value Fund*	93,100	2,399,177
Penn Series Mid Core Value Fund*	461,066	14,491,290
Penn Series Real Estate Securities Fund*	216,309	7,006,254
Penn Series Small Cap Growth Fund*	36,160	2,388,002
Penn Series Small Cap Index Fund*	286,161	9,657,939
Penn Series SMID Cap Growth Fund*	41,535	2,352,156
Penn Series SMID Cap Value Fund*	134,662	4,880,165
TOTAL AFFILIATED EQUITY FUNDS (Cost $92,322,511)		138,011,290

AFFILIATED FIXED INCOME FUNDS — 18.3%
Penn Series High Yield Bond Fund*	436,656	7,309,619
Penn Series Limited Maturity Bond Fund*	1,820,503	24,449,355
Penn Series Quality Bond Fund*	702,263	12,114,032
TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $39,671,816)		43,873,006

AFFILIATED INTERNATIONAL EQUITY FUNDS — 23.4%
Penn Series Developed International Index Fund*	1,230,020	21,033,339
Penn Series Emerging Markets Equity Fund*	854,839	11,967,746
Penn Series International Equity Fund*	542,147	22,851,494
TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $39,845,776)		55,852,579

SHORT-TERM INVESTMENTS — 0.5%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.030%) (Cost $1,026,488)	1,026,488	1,026,488
TOTAL INVESTMENTS — 100.0% (Cost $172,866,591)		$238,763,363
Other Assets & Liabilities — 0.0%		115,452
TOTAL NET ASSETS — 100.0%		$238,878,815

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
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